SUBSEQUENT EVENTS (Details) - Subsequent event - Merger Agreement	Jan. 07, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Cash consideration in merger | $	$ 50,000,000
purchase price per share | $ / shares	$ 10.00
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement | shares	15,000,000
Aggregate purchase price/PIPE Investment | $	$ 150,000,000